Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement

In accordance with ASC 205-20, the sale of the TDG Assets has been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the three months ended March 31, 2013 and 2012 have been reclassified as discontinued operations on the unaudited Consolidated Statement of Operations. Below is a summary of these results:

	For Three Months
	Ended March 31,
	2013	2012
	(Unaudited)	(Unaudited)

Sales of Products	$—	$1,387,337
Sales of Engineering Services	—	354,014

Total Sales	—	1,741,351

Total Cost of Sales	—	986,869

Gross Profit	—	754,482

Operating Expenses:
Research and Development	—	163,921
Selling and Marketing	—	98,006
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	206,470
Amortization Senior Debt Discount*	—	62,976

Income from Discontinued Operations	—	223,109

Gain (Loss) on Disposal of Discontinued Operations	—	—
Provision (Benefit) for Income Taxes	—	—

Net Income from Discontinued Operations	—	223,109

Basic Income per Share	$—	$0.063
Diluted Income per Share	$—	$0.063
Weighted-average Shares Outstanding
Basic and Diluted	3,536,865	3,536,865

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Below is a summary of these results:

	For Years
	Ended December 31,
	2012	2011

Sales of Products	$1,768,754	$7,350,614
Sales of Engineering Services	358,921	878,019

Total Sales	2,127,675	8,228,633

Total Cost of Sales	1,273,907	4,699,546

Gross Profit	853,768	3,529,087

Operating Expenses:
Research and Development	295,138	781,386
Selling and Marketing	200,378	444,407
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	353,584	597,415
Amortization Senior Debt Discount*	752,248	252,594

Income (Loss) from Discontinued Operations	(747,580)	1,453,285

Gain (Loss) on Disposal of Discontinued Operations	5,837,607	—
Provision (Benefit) for Income Taxes (Note 19)	19,800	—
	5,817,807	—

Net Income (Loss) from Discontinued Operations	$5,070,227	$1,453,285

Basic Income (Loss) per Share	$1.43	$0.41
Diluted Income (Loss) per Share	$1.43	$0.41
Weighted-average Shares Outstanding Basic (Note 6)	3,536,865	3,518,333
Weighted-average Shares Outstanding Diluted (Note 6)	3,651,100	4,193,282

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.